Interest expense	12 Months Ended
Mar. 31, 2013
Interest Expense [Abstract]
Interest expense
Interest expense

Year ended March 31,	2013	2012	2011
Interest on 8 3/4% senior notes and swaps	$—	$—	$1,238
Interest on capital lease obligations	1,925	425	643
Amortization of deferred financing costs	1,607	1,591	1,609
Interest on credit facilities	4,414	4,547	2,992
Interest on Series 1 Debentures	15,230	15,255	15,089
Interest on long term debt	$23,176	$21,818	$21,571
Other interest	567	328	962
	$23,743	$22,146	$22,533